TAXATION (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Unrecognized tax positions, which would impact the effective tax rate if recognized	$ 4,536	28,262	12,235
Tax positions for which ultimate deductibility is highly certain	12,234	76,218	4,058
Income tax liabilities, interest rate	0.05%	0.05%
Income tax liabilities, penalty rate	50.00%	50.00%
Uncertain tax position, impact on taxes	4,963	30,922	4,756	(1,960)
Accrued interest and penalties	$ 6,991	43,557	12,636